Exceptional items - Schedule of exceptional cash flows (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of exceptional items [line items]
Net cash inflow from operating activities	£ 3,654	£ 2,320	£ 3,248
Substitution drawback
Disclosure of exceptional items [line items]
Net cash inflow from operating activities	60	26	0
Donations
Disclosure of exceptional items [line items]
Net cash inflow from operating activities	(50)	(7)	0
Thalidomide
Disclosure of exceptional items [line items]
Net cash inflow from operating activities	(15)	(17)	(15)
Indirect tax in Korea
Disclosure of exceptional items [line items]
Net cash inflow from operating activities	(10)	0	0
Ongoing litigation in Turkey
Disclosure of exceptional items [line items]
Net cash inflow from operating activities	(1)	0	0
French tax audit
Disclosure of exceptional items [line items]
Net cash inflow from operating activities	0	(88)	0
Total cash payments
Disclosure of exceptional items [line items]
Net cash inflow from operating activities	£ (16)	£ (86)	£ (15)